DEPRECIATION, AMORTIZATION, AND IMPAIRMENT	12 Months Ended
Dec. 31, 2017
Depreciation Amortization And Impairment
DEPRECIATION, AMORTIZATION, AND IMPAIRMENT

NOTE 32

DEPRECIATION, AMORTIZATION, AND IMPAIRMENT

Depreciation, amortization and impairment charges for the years ended December 31, 2017, 2016 and 2015, are detailed below:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property, plant, and equipment	(55,623)	(45,025)	(36,195)
Amortization of Intangible assets	(22,200)	(20,334)	(17,419)
Total depreciation and amortization	(77,823)	(65,359)	(53,614)
Impairment of property, plant, and equipment	(354)	(234)	(21)
Impairment of intangibles	(5,290)	-	-
Total	(83,467)	(65,593)	(53,635)

As of December 31, 2017, the equipment impairment totaled Ch$354 million(Ch$234 million as of December 31, 2016 and Ch$21 million as of December 31, 2015), mainly due to damages to ATMs. The intangible impairment totaled Ch$5,290 due to obsolescence of computer projects.